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<filename>Fund E 13F-March 2012.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ 	April 24, 2012



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   35

Form 13F Information Table Value Total:	   495276 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUIT      COM              01527110  1936       26475      SH         SOLE            26475
AMERICAN ASSETS TRUST INC         COM              02401310  1596       70000      SH         SOLE            70000
AMERICAN CAMPUS COMMUNITIES       COM              02483510  1923       43000      SH         SOLE            43000
ASSOCIATED ESTATES REALTY CP      COM              04560410  1634       100000     SH         SOLE            100000
AVALONBAY COMMUNITIES INC         COM              05348410  1131       8000       SH         SOLE            8000
BOSTON PROPERTIES INC             COM              10112110  2100       20000      SH         SOLE            20000
BROOKFIELD ASSET MANAGE CL A      CL A LTD VT SH   11258510  2202       69746      SH         SOLE            69746
BROOKFIELD OFFICE PROPERTIES      COM              11290010  3599       206258     SH         SOLE            206258
CHESAPEAKE LODGING TRUST          SH BEN INT       16524010  2696       150000     SH         SOLE            150000
COGDELL SPENCER INC               COM              19238U10  509        120000     SH         SOLE            120000
CUBESMART                         COM              22966310  1160       97500      SH         SOLE            97500
DDR CORP                          COM              23317H10  3168       217000     SH         SOLE            217000
DOUGLAS EMMETT INC                COM              25960P10  2470       108303     SH         SOLE            108303
DUPONT FABROS TECHNOLOGY          COM              26613Q10  1120       45800      SH         SOLE            45800
EQUITY LIFESTYLE PROPERTIES       COM              29472R10  1744       25000      SH         SOLE            25000
ESSEX PROPERTY TRUST INC          COM              29717810  1212       8000       SH         SOLE            8000
FOREST CITY ENTERPRISES CL A      CL A             34555010  1605       102480     SH         SOLE            102480
HEALTH CARE REIT INC              COM              42217K10  2198       40000      SH         SOLE            40000
HYATT HOTELS CORP   CL A          COM CL A         44857910  1892       44300      SH         SOLE            44300
INTERCONTINENTAL HOTELS ADR       SPONS ADR NEW    45857P30  2322       100000     SH         SOLE            100000
ISHARES GOLD TRUST                ISHARES          46428510  67218      4131400    SH         SOLE            4131400
MARKET VECTORS AGRIBUSINESS ET    AGRIBUS ETF      57060U60  8287       156862     SH         SOLE            156862
MARKET VECTORS GOLD MINERS ETF    GOLD MINER ETF   57060U10  19332      390000     SH         SOLE            390000
POST PROPERTIES INC               COM              73746410  1968       42000      SH         SOLE            42000
POWERSHARES DB COMMODITY INDEX    UNIT BEN INT     73935S10  201604     7005000    SH         SOLE            7005000
PROLOGIS INC                      COM              74340W10  5223       145000     SH         SOLE            145000
PUBLIC STORAGE                    COM              74460D10  1105       8000       SH         SOLE            8000
RLJ LODGING TRUST                 COM              74965L10  47434      2546118    SH         SOLE            2546118
SELECT INCOME REIT                COM SH BEN INT   81618T10  790        35000      SH         SOLE            35000
SIMON PROPERTY GROUP INC          COM              82880610  3489       23950      SH         SOLE            23950
SOVRAN SELF STORAGE INC           COM              84610H10  1246       25000      SH         SOLE            25000
SPDR GOLD SHARES                  GOLD SHS         78463V10  97284      600000     SH         SOLE            600000
SPDR GOLD TRUST                   PUT              78463V95  260        300000     SH         SOLE            300000
TARGA RESOURCES CORP              COM              87612G10  580        12961      SH         SOLE            12961
WHITESTONE REIT B                 CL B SBI         96608420  1239       95000      SH         SOLE            95000